Income Tax Expense - Summary of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Major components of tax expense (income) [abstract]
Current tax expense	$ 6,690	$ 10,673	$ 9,018
Deferred tax expense	387	64	1,598
Total taxation expense	$ 7,077	$ 10,737	$ 10,616